Plan Description (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) yr loan h	Jan. 01, 2025 yr	Dec. 31, 2024 USD ($) yr
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	3.00%
Employer contribution, matching percentage	100.00%
Employer contribution vesting percentage	100.00%
Forfeited nonvested account | $	$ 97,052		$ 390,812
Forfeited nonvested account, decrease from administrative expense | $	0
Forfeited nonvested account, decrease from employer contribution | $	931,569
Note receivable from participant, account, minimum borrowing, amount | $	1,000
Note receivable from participant, account, maximum borrowing, amount | $	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Maximum loans outstanding per participant, two general purpose loans | loan	2
Maximum loans outstanding per participant, two different loans, one general purpose loan | loan	1
Maximum loans outstanding per participant, two different loans, one primary residence loan | loan	1
Maximum loans received per participant during twelve-month period, one primary residence loan | loan	1
Maximum loans received per participant during twelve-month period, one other loan | loan	1
Company Matching Contributions
EBP, Description of Plan [Line Items]
Employer contribution, employee minimum years of service requisite to access matching contributions	1 year
Employer contribution vesting service period	3 years
Company Savings Contributions
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	100.00%
Employer Non-Elective Contributions
EBP, Description of Plan [Line Items]
Employer contribution vesting service period	2 years
Employer contribution vesting percentage	100.00%
Part Time Employees
EBP, Description of Plan [Line Items]
Requisite service period	12 months
Requisite service period, minimum working hours | h	1,000
Long Term Part Time Employees
EBP, Description of Plan [Line Items]
Requisite service period, minimum working hours | h	500
EBP, Requisite Service Period, Number Of Consecutive 12-Month Periods | yr		2	3
EBP, Minimum Age At End Of Most Recent 12-Month Period For Eligibility | yr	21
Maximum
EBP, Description of Plan [Line Items]
Maximum participant contribution	60.00%
Employer contribution, annual fixed rate contribution, percentage	6.00%
Note receivable from participant, general loan, borrowing term	60 months
Note receivable from participant, account, primary residence, borrowing term	120 months
Participant loan interest rate	8.50%
Maximum | Pre-Tax and Roth Contributions
EBP, Description of Plan [Line Items]
Maximum participant contribution	50.00%
Maximum | Non-Roth After Tax Contributions
EBP, Description of Plan [Line Items]
Maximum participant contribution	10.00%
Minimum
EBP, Description of Plan [Line Items]
Maximum participant contribution	1.00%
Employer contribution, annual fixed rate contribution, percentage	1.00%
Note receivable from participant, general loan, borrowing term	12 months
Note receivable from participant, account, primary residence, borrowing term	12 months
Participant loan interest rate	3.25%
Minimum | Pre-Tax and Roth Contributions
EBP, Description of Plan [Line Items]
Maximum participant contribution	1.00%
Minimum | Non-Roth After Tax Contributions
EBP, Description of Plan [Line Items]
Maximum participant contribution	1.00%